Financial Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Financial Liabilities [Abstract]
Financial Liabilities

Note 8. Financial Liabilities

The Company has the following amounts related to financial and derivative liabilities at the dates indicated (in thousands):

	September 30, 2024	December 31, 2023
Remaining loan balances	$8,250	$2,063
Remaining unamortized debt issuance costs	(1,736)	(138)
Financial liabilities, net of issuance costs	$6,514	$1,925

Derivative liability	$666	$-

Additionally, the Company has accrued interest payable of $122 thousand and $14 thousand as of September 30, 2024 and December 31, 2023, respectively, which was included in accrued expenses.

Secured Promissory Note

On August 6, 2024, the Company entered into a Securities Purchase Agreement (the “Secured SPA”) with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued and sold to Streeterville a Secured Convertible Promissory Note (the “Streeterville Convertible Note”) in the original principal amount of $8.25 million. The principal amount includes an original issue discount of $750 thousand. Streeterville paid $7.5 million in cash for the Streeterville Convertible Note. The Streeterville Convertible Note accrues interest at a rate of 10% per annum and has a maturity date of February 6, 2026, unless earlier prepaid, redeemed or accelerated in accordance with its terms prior to such date. The Company intends to use the net proceeds from the sale of the Streeterville Convertible Note primarily for general working capital purposes, including for (i) operations as the Company increases its sales and marketing efforts; (ii) capital expenditures in outfitting its chip fabrication facility in Tempe, AZ; and (iii) for any other planned or unplanned expenditures that might arise in support of the Company’s business plan. Ascendiant Capital Markets, LLC served as the placement agent on the transaction and received a fee of $450 thousand, and the Company recognized $55 thousand in other issuance costs, primarily for legal services.

The Streeterville Convertible Note is secured by all of the Company’s tangible and intangible assets, including intellectual property, pursuant to that certain Security Agreement (the “Security Agreement”) and IP Security Agreement (the “IP Security Agreement”), each entered into with Streeterville on August 6, 2024. In addition, the Company’s wholly-owned subsidiaries, QPhoton, LLC, a Delaware limited liability company, Qubittech International, Inc., a Delaware corporation, Qubittech, Inc., a Delaware corporation, and QI Solutions, Inc., a Delaware corporation (collectively, the “Guarantors”), provided a guarantee (the “Guaranty”), dated as of August 6, 2024, of the Company’s obligations to Streeterville under the Streeterville Convertible Note and the other transaction documents.

Beginning on February 6, 2025, Streeterville has the right to redeem up to $750,000 of the Streeterville Convertible Note per calendar month. The Company may pay such redemption amounts in cash, by converting such applicable redemption amount into shares of common stock at the applicable Conversion Price (as defined below) at such time, or in any combination of cash and shares of common stock, provided that the Company is required to pay any redemption amounts in cash under certain circumstances set forth in the Streeterville Convertible Note and that the payment of any redemption amount or portion thereof in cash is subject to an 10% premium.

Beginning on the earlier of: (a) February 6, 2025, and (b) the effectiveness of a registration statement registering the Conversion Shares (as defined below), Streeterville may convert all or any portion of the outstanding balance of the Streeterville Convertible Note into shares (“Conversion Shares”) of the Company’s common stock on any trading day (and the following trading day) on which any intraday trading bid price of the Company’s common stock is 8% greater than the closing trade price on the previous trading day or at any time following an event of default, at a conversion price equal to 92% of the average of the two lowest daily volume weighted average prices of the Company’s common stock during the eight trading day period prior to the respective conversion date (the “Conversion Price”), subject to anti-dilution adjustments and provided that Streeterville may not request any conversion of the Streeterville Convertible Note to the extent that such conversion would cause Streeterville (together with its affiliates) to beneficially own shares of Common Stock exceeding 4.99% (or 9.99% if the Market Capitalization, as defined below, is less than $10 million) of the number of shares of Common Stock outstanding on such date. For the ownership limitation, “Market Capitalization” means a number equal to (a) the average volume weighted average price of the Company’s common stock for the immediately preceding 15 trading days, multiplied by (b) the aggregate number of outstanding shares of common stock as reported on Company’s most recently filed Form 10-Q or Form 10-K or as reported to Nasdaq in a subsequent shares outstanding change form. Absent an uncured event of default, as set forth in the Streeterville Convertible Note, Streeterville agreed to limit its aggregate sales of Conversion Shares on the open market in any given calendar week to 10% of the weekly trading volume of the Company’s common stock on our principal trading market (Nasdaq) for such week. Upon evaluation, the Company determined that the conversion features inherent in the Streeterville Convertible Note meet the definition of a derivative liability (the “Streeterville Derivative Liability”) covered under the ASC topic 815, Derivatives and Hedging. Applying ASC 820, Fair Value Measurement, the initial fair value of the Streeterville Derivative Liability is $666 thousand, which will be mark-to-market adjusted on a quarterly basis and accreted as interest expense using the effective interest rate method while the Streeterville Convertible Note is outstanding.

In addition to the beneficial ownership limitations provided in the Streeterville Convertible Note, the sum of the number of shares of the Company’s common stock that the Company may issue to Streeterville under the Secured SPA, the Streeterville Convertible Note and any related documents without stockholder approval may not exceed the number of shares it could so issue pursuant to Nasdaq Listing Rule 5635(d) (the “Share Cap”), unless shareholder approval (the “Approval”) to exceed such limitation is obtained by the Company. The Company is required, under the Secured SPA to obtain the Approval by February 2, 2025. If the Company does not obtain the Approval by such date, it must continue seeking the Approval every 90 days until the Approval is obtained. If the total cumulative number of Conversion Shares that the Company issues to Streeterville equals the Share Cap and the Company has not obtained the Approval, any remaining outstanding balance of the Streeterville Convertible Note must be repaid in cash.

The Streeterville Convertible Note provides for customary events of default (each as defined in the Streeterville Convertible Note, an “Event of Default”), including, among other things, the event of nonpayment of principal, interest, fees or other amounts, a representation or warranty proving to have been incorrect when made, failure to perform or observe covenants within a specified cure period, a cross-default to certain other indebtedness and material agreements of the Company, and the occurrence of a bankruptcy, insolvency or similar event affecting the Company. Upon the occurrence of an Event of Default that is deemed a “Major Trigger Event” as defined in the Streeterville Convertible Note, Streeterville may increase the outstanding balance of the Streeterville Convertible Note by 10%, and upon the occurrence of an Event of Default that is deemed a “Minor Trigger Event” as defined in the Streeterville Convertible Note, Streeterville may increase the outstanding balance of the Streeterville Convertible Note by 5%. Streeterville can exercise its right to increase the outstanding balance upon a Major or Minor Trigger Event three times each. Upon the occurrence of an Event of Default, Streeterville may declare all amounts owed under the Streeterville Convertible Note immediately due and payable. In addition, upon the occurrence of an Event of Default, upon the election of Streeterville, interest shall begin accruing on the outstanding balance of the Streeterville Convertible Note from the date of the Event of Default equal to the lesser of 15% per annum and the maximum rate allowable under law.

Unsecured Promissory Note

On September 23, 2022, the Company entered into a Note Purchase Agreement (the “Streeterville Unsecured NPA”) with Streeterville, pursuant to which Streeterville purchased an unsecured promissory note (the “Streeterville Unsecured Note”) in the initial principal amount of $8.25 million. The Note bore interest at 10% per annum, had a maturity date of 18 months from the date of its issuance and carried an original issue discount of $750 thousand, which is included in the principal balance of the Streeterville Unsecured Note.

Beginning on March 23, 2023, Streeterville had the right to redeem up to $750 thousand of the outstanding balance of the Streeterville Unsecured Note per month (“Redemption Amount”) by providing written notice to the Company (“Redemption Notice”). The Company paid the applicable Redemption Amount in cash to Streeterville within three trading days of the Company’s receipt of any such Redemption Notice. As of September 30, 2024, Streeterville has redeemed the full principal amount of the Streeterville Unsecured Note. There was an outstanding balance of $1.9 million as of December 31, 2023. As of September 30, 2024, there was no outstanding balance and the Company has no further obligations with respect to the Streeterville Unsecured NPA or Streeterville Unsecured Note.

For a full discussion of the terms and conditions of the Streeterville Unsecured Note, see the Company’s Amendment No. 1 to its Annual Report on Form 10-K for the year ended December 31, 2023.

Note 8 – Financial Liabilities

The Company has the following amounts related to financial liabilities (in thousands):

	December 31,
	2023	2022
Remaining loan balances	$2,063	$8,250
Remaining unamortized debt issuance costs	(138)	(1,062)
Financial liabilities, net	$1,925	$7,188

Additionally, the Company has accrued interest of $14 thousand and $223 thousand as of December 31, 2023 and 2022, respectively, which is included in Other Current Liabilities.

Unsecured Promissory Note

On September 23, 2022, the Company entered into a note purchase agreement (the “Unsecured NPA”) with Streeterville Capital, LLC (“Streeterville”), pursuant to which Streeterville purchased an unsecured promissory note (the “Note” or the “Streeterville Unsecured Note”) in the initial principal amount of $8.25 million. The Note bears interest at 10% per annum. The maturity date of the Note is 18 months from the date of its issuance (the “Maturity Date”). The Note carries an original issue discount of $750 thousand, which is included in the principal balance of the Note. If the Company elects to prepay the Note prior to the Maturity Date, it must pay to Streeterville 120% of the portion of the Outstanding Balance the Company elects to prepay.

Beginning on the date that was six months after the issuance date of the Note, Streeterville has the right to redeem up to $750 thousand of the outstanding balance of the Note per month (“Redemption Amount”) by providing written notice to the Company (“Redemption Notice”). Upon receipt of any Redemption Notice, the Company shall pay the applicable Redemption Amount in cash to Streeterville within three trading days of the Company’s receipt of such Redemption Notice. No prepayment premium shall be payable in respect of any Redemption Amount. As of December 31, 2023, Streeterville has redeemed $7.0 million of the outstanding balance of the Note. The outstanding balances were $1.9 million and $7.2 million as of December 31, 2023 and 2022, respectively

Pursuant to the terms of the Unsecured NPA, the parties provided customary representations and warranties to each other. Also, until amounts due under the Note are paid in full, the Company agreed, among other things, to: (i) timely make all filings under the Securities Exchange Act of 1934, (ii) ensure the Company’s common stock continues to be listed on the Nasdaq, (iii) ensure trading in the Company’s common stock will not be suspended, halted, chilled, frozen, reach zero bid or otherwise cease trading on Company’s principal trading market, (iv) ensure the Company will not make any Restricted Issuance (as defined in the Note) without Streeterville’s prior written consent, which consent may be granted or withheld in Streeterville’s sole and absolute discretion, (v) ensure the Company will not enter into any agreement or otherwise agree to any covenant, condition, or obligation that locks up, restricts in any way or otherwise prohibits the Company from entering into certain additional transactions with Streeterville, and (vi) with the exception for Permitted Liens (as defined in the Note) ensure the Company will not pledge or grant a security interest in any of its assets without Streeterville’s prior written consent, which consent may be granted on withheld in Streeterville’s sole and absolute discretion.

The Note sets forth certain standard events of default (such event, an “Event of Default”) that generally, if uncured within seven trading days, may result in the discretion of Streeterville in certain penalties under the terms of the Note. In this regard, upon an Event of Default, Streeterville may accelerate the Note by written notice to the Company, with the outstanding balance becoming immediately due and payable in cash at the Mandatory Default Amount (as defined in the Note). Additionally, upon written notice given by Streeterville to the Company, interest shall accrue on the Outstanding Balance beginning on the date the applicable Event of Default occurred at an interest rate equal to the lesser of 15% per annum simple interest or the maximum rate permitted under applicable law upon an Event of Default.